Expense Example - FidelityIntermediateMunicipalIncomeFund-RetailPRO - FidelityIntermediateMunicipalIncomeFund-RetailPRO - Fidelity Intermediate Municipal Income Fund - Fidelity Intermediate Municipal Income Fund
Mar. 01, 2024 USD ($)
Expense Example:
1 year	$ 37
3 years	116
5 years	202
10 years	$ 456